Lease Exit Costs And Properties Held For Sale - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 19, 2014 USD ($) Stores Buyer	Feb. 28, 2015 USD ($)	Dec. 02, 2017 USD ($) Property	Feb. 28, 2015 USD ($)	Jun. 18, 2016 USD ($) Distribution_Center	Feb. 25, 2017 USD ($) Stores	Feb. 27, 2016 USD ($) Stores	Feb. 28, 2015 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number Of non-strategic store | Stores						40	39
Number of properties sold and leaseback | Property			71
Aggregate purchase price, exclusive of closing costs			$ 705.0
Lease term of sale-leaseback			20 years
Gross deferred gain on sale leaseback			$ 254.6
Aggregate sale price						$ 0.0	$ 454.7	$ 0.0
Divestitures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of buyer | Buyer	4
Aggregate sale price	$ 327.5
Albertson's Llc Stores | Divestitures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of store sold | Stores	111
Impairment loss				$ 233.4
Revenue							298.8	2,070.1
Operating Profit							14.9	$ 25.9
Safeway | Divestitures
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of store sold | Stores	57
Revenue		$ 89.1					145.7
Operating Profit		$ 2.8					$ 8.2
Southern California [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold and leaseback | Distribution_Center					2
Aggregate purchase price, exclusive of closing costs					$ 237.3
Lease term of sale-leaseback					36 months
Gross deferred gain on sale leaseback					$ 97.4